Schedule I - Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2013
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Schedule of Balance Sheet
	December 31, 2012	December 31, 2013
	(in U.S. dollars, except number of shares)
Assets
Current assets:
Cash and cash equivalents	5,219,295	56,999
Prepaid expenses and other current assets	312,174	250,091
Amount due from subsidiaries and variable interest entities	3,003,202	15,709,401
Amount due from related parties	6,096,800	1,741,836
Total current assets	14,631,471	17,758,327
Investments in subsidiaries	21,046,640	8,082,866
Total assets	35,678,111	25,841,193

Liabilities and shareholders’ equity
Accrued expenses and other current liabilities	664,896	701,375
Amounts due to subsidiaries and variable interest entities	1,071,669	24,711,656
Amount due to related parties	375,000	375,000
Total current liabilities	2,111,565	25,788,031

Shareholders’ equity:
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,732,446,560 and 4,730,648,360 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	236,575	236,485
Additional paid-in capital	177,182,895	178,195,109
Accumulated deficit	(141,940,509)	(176,368,243)
Accumulated other comprehensive loss	(1,912,415)	(2,010,189)
Total shareholders’ equity	33,566,546	53,162
Total liabilities and shareholders’ equity	35,678,111	25,841,193

Schedule of Statement of Operations
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
	(in U.S. dollars, except number of shares)
Operating expenses:
Product development	603,879	278,168	269,876
Selling and marketing	(31,880)	30,773	54,503
General and administrative	2,433,905	1,119,757	1,403,657
Total operating expenses	3,005,904	1,428,698	1,728,036
Loss from operations	(3,005,904)	(1,428,698)	(1,728,036)
Interest income	112,416	349,525	30,483
Interest expense	(375,000)	—	—
Other expense	—	—	(739,530)
Foreign exchange (loss) / gain	(9)	(15,589)	355,337
Equity in losses of subsidiaries	(46,075,410)	(8,396,376)	(32,345,988)
Net loss	(49,343,907)	(9,491,138)	(34,427,734)

Schedule of Statements of Cash Flows
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
	(in U.S. dollars, except number of shares)
Operating activities:
Net loss	(49,343,907)	(9,491,138)	(34,427,734)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,231,919	463,753	1,023,871
Share-based compensation cost in relation to disposition of Yisheng	522,251	—	—
Provision for Seed Music receivable (related party)	—	—	980,000
Exchange gains	—	—	(355,337)
Equity in losses of subsidiaries	46,075,410	8,396,376	32,345,988
Prepaid expenses and other current assets	(193,214)	122,056	62,083
Amounts due from subsidiaries and variable interest entities	—	(1,645)	—
Amount due from related parties	(1,692,875)	(92,159)	74,964
Other payables and accruals	(323,956)	(277,527)	36,479
Amounts due to subsidiaries and variable interest entities	(77,833)	(4,013,840)	4,160,000
Amounts due to related parties	375,000	—	—
Net cash provided by (used in) operating activities	(3,427,205)	(4,894,124)	3,900,314

Investing activities:
Loan to subsidiaries	(5,762,569)	(3,001,557)	(12,350,863)
Loan to related parties	(14,108,019)	(470,000)	—
Repayment of loans from related parties under common control of Shanda	—	14,000,000	3,300,000
Investment in subsidiary	(30,000,000)	—	—
Net cash provided by (used in) investing activities	(49,870,588)	10,528,443	(9,050,863)

Financing activities:
Proceeds from exercise of options	3,750	—	46,400
Proceeds from issuance of ordinary shares to Shanda	50,000,000	—	—
Proceeds from issuance of Convertible Bond to Shanda	50,000,000	—	—
Cash paid for redemption of Convertible Bond to Shanda	(50,000,000)	—	—
Repurchase of ordinary shares	—	(8,169,481)	(58,147)
Net cash provided by (used in) financing activities	50,003,750	(8,169,481)	(11,747)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net decrease in cash and cash equivalents	(3,294,043)	(2,535,162)	(5,162,296)
Cash and cash equivalents, beginning of year	11,048,500	7,754,457	5,219,295
Cash and cash equivalents, end of year	7,754,457	5,219,295	56,999